Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Detailed information about financial assets at fair value through other comprehensive income

	2021	2020
	£m	£m
Debt securities and other eligible bills	60,798	77,736
Equity securities	902	761
Loans and advances	53	191
Financial assets at fair value through other comprehensive income	61,753	78,688